Recovery of Erroneously Awarded Compensation	12 Months Ended
Sep. 30, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

We have a compensation recovery policy that requires us, in the event of certain accounting restatements, to recover erroneously received incentive‑based compensation from our executive officers representing the excess of the amount actually received over the amount that would have been received had the financial statements been correct in the first instance. The compensation committee has discretion to make certain exceptions to the clawback requirements (when permitted by Nasdaq rules) and ultimately determine whether any adjustment will be made.